Other Non-Current Assets (Parenthetical) (Detail) $ in Thousands	12 Months Ended
Sep. 30, 2018 USD ($)
Other Assets Noncurrent [Line Items]
Period over which golf club membership fee is valid	10 years
Partial deposit returned	$ 698